Variable Interest Entities and Joint Ventures (Details) - USD ($) $ in Thousands	Nov. 22, 2020	Aug. 05, 2020	Sep. 07, 2021	Dec. 31, 2020	Mar. 24, 2019
The9 Conditional Obligation [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Conditional obligation (in Dollars)				$ 1,128
Liankong Technologies Co., Ltd. [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
One-time license amount paid (in Dollars)			$ 50,000
LeSEE [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Ownership interest		99.00%
Class A Common Stock [Member] | The9 Conditional Obligation [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Conversion of convertible securities (in Shares)	423,053
The9 Limited [Member] | The9 Conditional Obligation [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Ownership percentage					50.00%
Conditional obligation (in Dollars)					$ 5,000
LeSEE Zhile Technology Co., Ltd. [Member] | LeSEE [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Ownership interest transferred		48.00%
Ownership interest		1.00%